Debt - Schedule of Fair Value of Debt, Net of Discount (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended									1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2011 Senior subordinated notes, due November 2014 [Member]	Dec. 31, 2012 Senior secured notes, due August 2016 [Member]	Dec. 31, 2011 Senior secured notes, due August 2016 [Member]	Dec. 31, 2011 ABL revolver, due November 2015 [Member]	Dec. 31, 2012 ABL revolver, due May 2017 [Member]	Dec. 31, 2011 ABL revolver, due May 2017 [Member]	Dec. 31, 2012 Other debt [Member]	Dec. 31, 2011 Other debt [Member]	Apr. 25, 2013 7.75% Senior notes, due May 2021 [Member]	Sep. 30, 2013 7.75% Senior notes, due May 2021 [Member]	Dec. 31, 2012 7.75% Senior notes, due May 2021 [Member]	Apr. 25, 2013 Term Loan B-1, due April 2016 [Member]	Sep. 30, 2013 Term Loan B-1, due April 2016 [Member]	Dec. 31, 2012 Term Loan B-1, due April 2016 [Member]	Apr. 25, 2013 Term Loan B-2, due April 2020 [Member]	Sep. 30, 2013 Term Loan B-2, due April 2020 [Member]	Dec. 31, 2012 Term Loan B-2, due April 2020 [Member]	Sep. 30, 2013 ABL revolver, due April 2018 [Member]	Dec. 31, 2012 ABL revolver, due April 2018 [Member]	Sep. 30, 2013 Other debt [Member]
Debt Instrument [Line Items]
Debt maturity date				Nov. 01, 2014	Nov. 01, 2014	Aug. 01, 2016	Aug. 01, 2016	Nov. 01, 2015	May 01, 2017	May 01, 2017			May 01, 2021	May 01, 2021	May 01, 2021	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2016	Apr. 25, 2020	Apr. 25, 2020	Apr. 25, 2020	Apr. 25, 2018	Apr. 25, 2018
Book Value of Debt		$ 103		$ 367	$ 367	$ 179	$ 201	$ 110			$ 23	$ 20		$ 250			$ 199			$ 467				$ 22
Fair Value Factor				100.25%	99.69%	108.43%	109.06%	100.00%	100.00%		100.00%	100.00%		102.75%			100.06%			99.56%		100.00%		100.00%
Fair Value of Debt	$ 943	$ 585	$ 715	$ 368	$ 366	$ 194	$ 219	$ 110			$ 23	$ 20		$ 257			$ 199			$ 465				$ 22